Operating Segments - Schedule of revenue and disaggregated cost of revenue and research and development expenses (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cost of revenue
Cost of revenue (excluding the impact of write-down)	¥ 86,671	¥ 48,432	¥ 85,643
Inventory provision, write-down of prepayments and provision for inventory purchase commitments	43,781	24,715	1,378
Total cost of revenue	130,452	73,147	87,021
Research and development expenses
Salary, bonus, welfare and share-based compensation expense	45,707	34,792	21,963
New products development	59,895	4,021	24,813
Depreciation	3,841	3,491	1,611
Total research and development expenses	¥ 109,443	¥ 42,304	¥ 48,387